STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS (Parenthetical) - EBP Japan $ in Thousands	Jun. 30, 2025 JPY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 JPY (¥) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 JPY (¥) shares
EBP, Statement of Net Asset Available for Benefit [Line Items]
The Procter & Gamble Company common stock (in shares)	994,167	994,167	1,060,102	1,060,102	1,134,650
Cost	¥ 26,308,145,092	$ 182,490	¥ 23,463,946,070	$ 145,900	¥ 22,328,905,270